OPERATING EXPENSES - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	$ 324	$ 815	$ 6,152
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	226	592	2,388
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	96	180	3,112
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	$ 2	$ 43	$ 652